Financial Assets and Financial Liabilities - Additional Information (Detail) € / shares in Units, € in Thousands					12 Months Ended
	May 08, 2029 shares	Jul. 30, 2028 shares	Jul. 30, 2024 € / shares shares	Feb. 09, 2023 € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2025 $ / shares	Jun. 30, 2025 € / shares	Feb. 28, 2025 € / shares	Dec. 31, 2024 $ / shares	Aug. 31, 2024 € / shares
Disclosure of financial assets and liabilities [line items]
Current borrowings | €					€ 109,902	€ 131,810
Number of warrants exercisable | shares				1,007,894
Price Per Share					€ 2.4
Change in fair value of derivative warrant liabilities | €					€ (1,910)	(1,081)	€ (6,476)
Common stock par or stated value per share									€ 0.25	€ 0.37		€ 1.24
Allowance account for credit losses of financial assets | €					1,514	1,360
Additional allowance account for credit losses of trade and other receivables | €					4,819	6,113
Adjustments For Expected Credit Loss For Trade And Other Receivables | €					931	2,088	1,893
Uncollectible balances | €					331	987
Gains (losses) on change in fair value of derivatives | €					1,910	€ 1,081	€ 6,476
Write off recognized | €					€ 1,740
Warrant agreements [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights exercise price per share			€ 61
Number of warrants exercisable | shares	556,793	98,354
Warrants Exercisable Until May 8, 2029 [member]
Disclosure of financial assets and liabilities [line items]
Number of warrants exercisable | shares			11,135,873
Class of warrants or rights fair value per warrant					€ 0.1	€ 0.13
Warrants Exercisable Until July 30, 2028 [member] | Wallbox and Generac Power Systems, Inc. [Member]
Disclosure of financial assets and liabilities [line items]
Number of warrants exercisable | shares			1,967,098
Other Operating Expenses [member]
Disclosure of financial assets and liabilities [line items]
Adjustments For Expected Credit Loss For Trade And Other Receivables | €					€ 931	€ 2,088
Top of range [member]
Disclosure of financial assets and liabilities [line items]
Payments to suppliers term					120 days
Top of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate					5.60%	8.00%
Top of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate					9.00%	5.67%
Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Payments to suppliers term					90 days
Bottom of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate					0.00%	2.00%
Bottom of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate					3.81%	0.00%
Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights exercise price per share				€ 106.4
Class Of Warrants Or Rights Outstanding | shares				50,394
Class A ordinary shares [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights exercise price per share | $ / shares											$ 3.05
Class A ordinary shares [member] | Top of range [member] | Wallbox and Generac Power Systems, Inc. [Member]
Disclosure of financial assets and liabilities [line items]
Trading days			30 days
Class A ordinary shares [member] | Bottom of range [member] | Wallbox and Generac Power Systems, Inc. [Member]
Disclosure of financial assets and liabilities [line items]
Price Per Share			€ 6
Trading days			20 days
Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights exercise price per share				€ 5.32
Number of shares issued | shares				1,007,894
Factoring of receivables [member]
Disclosure of financial assets and liabilities [line items]
Current borrowings | €					€ 21,859
Public warrants [member]
Disclosure of financial assets and liabilities [line items]
Class Of Warrants Or Rights Outstanding | shares					262,956	5,259,119	5,259,506
Public warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Shares issued price per share					€ 2.4
Shares issued price per share before reverse stock split					€ 0.12
Class of warrants or rights exercise price per share | $ / shares								$ 230
Public warrants [member] | Kensington acquisition corp two [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights assumed from the acquiree | shares					5,750,000
Private warrants [member]
Disclosure of financial assets and liabilities [line items]
Class Of Warrants Or Rights Outstanding | shares					444,167	8,883,333	8,883,333
Class of warrants or rights fair value per warrant					€ 0	€ 0.028
Private warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Shares issued price per share					2.4
Shares issued price per share before reverse stock split					0.12
Class of warrants or rights exercise price per share | $ / shares								$ 230
Class of warrants or rights exercise price per share before reverse stock split					€ 11.5
Private warrants [member] | Kensington acquisition corp two [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights assumed from the acquiree | shares					8,933,333
BBVA warrant [Member]
Disclosure of financial assets and liabilities [line items]
Class Of Warrants Or Rights Outstanding | shares					50,394	1,007,894	1,007,894
Class of warrants or rights fair value per warrant					€ 0.45	€ 0.21
Generac warrant [member]
Disclosure of financial assets and liabilities [line items]
Class Of Warrants Or Rights Outstanding | shares					655,147	13,102,971	0
Generac warrant [member] | Warrants Exercisable Until July 30, 2028 [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant					€ 0.04	€ 0.1